UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY



                  Investment Company Act file number: 811-21275
                                                      ---------

                           Turnaround Investment Trust
                           ---------------------------
               (Exact name of registrant as specified in charter)


                 Post Office Box 7365, Eugene, Oregon 97401-0015
                 -----------------------------------------------
               (Address of principal executive offices) (Zip code)


                                Julian G. Winters
           116 S. Franklin Street, P. O. Box 69, Rocky Mount, NC 27802
           -----------------------------------------------------------
                     (Name and address of agent for service)


        Registrant's telephone number, including area code: 252-972-9922
                                                            ------------

                      Date of fiscal year end: February 28
                                               -----------

                     Date of reporting period: May 31, 2005
                                               ------------

Item 1.  SCHEDULE OF INVESTMENTS


THE TURNAROUND FUND (TM)

Schedule of Investments


As of May 31, 2005
------------------------------------------------------------------------------------------------------------------------------------
                                                    Market Value                                                        Market Value
                                         Shares       (Note 1)                                               Shares       (Note 1)
-----------------------------------------------------------------    ---------------------------------------------------------------

COMMON STOCKS - 97.82%                                               COMMON STOCKS - (Continued)

Banks - 14.64%                                                       Toys/Games/Hobbies - 4.06%
     Commerce Bancorp, Inc.                63,000   $  1,748,250        Hasbro, Inc.                          24,000  $    484,320
                                                    ------------                                                      ------------

Diversified Financial Services - 3.88%                               Total Common Stocks (Cost $10,976,201)             11,682,590
                                                                                                                      ------------
     Doral Financial Corp                  40,000        463,600
                                                    ------------
                                                                     Total Investments (Cost $10,976,201) - 97.82%    $ 11,682,590
Engineering & Construction - 4.40%                                   Other Assets less Liabilities- 2.18%                  260,811
                                                                                                                      ------------
     Jacobs Engineering Group Inc.         10,000        525,800
                                                    ------------
                                                                     Net Assets - 100.00%                             $ 11,943,401
                                                                                                                      ============
Food - 4.89%
     Wild Oats markets, Inc.               52,000        584,480     Summary of Investments by Industry
                                                    ------------
                                                                                                           % of Net
Forest Products & Paper - 2.00%                                      Industry                                Assets         Value
                                                                     ---------------------------------------------------------------
     Neenah Paper, Inc.                     8,000        239,440     Banks                                    14.64%    $ 1,748,250
                                                    ------------
                                                                     Diversified Financial Services            3.88%        463,600
Insurance - 12.97%                                                   Engineering & Construction                4.40%        525,800
     Aon Corporation                       20,000        498,600     Food                                      4.89%        584,480
*    Conseco, Inc.                         25,000        500,000     Forest Products                           2.00%        239,440
     UnumProvident Corporation             30,000        550,800     Insurance                                12.97%      1,549,400
                                                    ------------
                                                       1,549,400     Internet                                 16.47%      1,966,500
                                                    ------------
Internet - 16.47%                                                    Miscellaneous Manufacturing               4.40%        525,600
     1-800-FLOWERS.COM Inc.               125,000        926,250     Real Estate                               4.78%        570,900
     E-Loan, Inc.                         365,000      1,040,250     Retail - Apparel                          3.15%        376,250
                                                    ------------
                                                       1,966,500     Retail - Automobile                       8.55%      1,021,200
                                                    ------------
Miscellaneous Manufacturing - 4.40%                                  Retail - Office Supplies                  4.07%        485,600
     Eastman Kodak Company                 20,000        525,600     Retail - Video Rental                     9.56%      1,141,250
                                                    ------------
                                                                     Toys/Games/Hobbies                        4.06%        484,320
                                                                     ---------------------------------------------------------------
Real Estate - 4.78%                                                  Total                                    97.82%    $11,682,590
     Tejon Ranch, Co.                      11,000        570,900
                                                    ------------
                                                                     *Non-income producing investment.
Retail - Apparel - 3.15%
     Kenneth Cole Productions, Inc.        12,500        376,250
                                                    ------------     Aggregate  cost for  federal  income  tax  purposes
                                                                     $11,101,275. Unrealized appreciation/(depreciation)
                                                                     of  investments  for federal income tax purposes is
Retail - Automobile - 8.55%                                          as follows:
     Carmax, Inc.                          40,000      1,021,200
                                                    ------------

Retail - Office Supplies - 4.07%
     OfficeMax Inc.                        16,000        485,600     Aggregate gross unrealized appreciation          $  1,569,311
                                                    ------------     Aggregate gross unrealized depreciation              (987,996)
Retail - Video Rental - 9.56%                                                                                         ------------
     Blockbuster Inc.                     125,000      1,141,250     Net unrealized appreciation                      $    581,315
                                                    ------------                                                      ============


                                                                                                                         (Continued)

THE TURNAROUND FUND (TM)

Schedule of Investments


As of May 31, 2005
------------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------    -------------------------------------------------------------------

Note 1

The Fund's  investments  in securities are carried at value.
Securities  listed on an  exchange  or quoted on a  national manvestmestem  are valued at the last sales price as of 4:00
p.m.   Eastern  Time.   Other   securities   traded  in  the
over-the-counter  market and listed  securities for which no sale was reported on that date are valued at the most recent bid price.  Securities  and assets for which  representative market  quotations are not readily  available  (e.g., if the exchange  on which the  portfolio  security  is  principally
traded  closes  early  or  if  trading  of  the   particular
portfolio  security  is halted  during  the day and does not resume prior to the Fund's net asset value  calculation)  or which cannot be  accurately  valued using the Fund's  normal pricing procedures are valued at fair value as determined in good  faith  under  policies  approved  by the  Trustees.  A portfolio  security's "fair value" price may differ from the price next available for that  portfolio  security using the
Fund's normal pricing procedures.  Investment  companies are valued at net asset value. Instruments with maturities of 60
days  or  less  are   valued  at   amortized   cost,   which
approximates market value.





















See Notes to Financial Statements

Item 2.  CONTROLS AND PROCEDURES

(a) The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



Item 3.  EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit A.

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Turnaround Investment Trust


By: (Signature and Title)        /s/ Arne T. Alsin
                                 ______________________________________
                                 Arne T. Alsin
                                 Trustee, Chairman, President and
                                 Principal Executive Officer


Date: July 27, 2005







Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: (Signature and Title)        /s/ Arne T. Alsin
                                 ______________________________________
                                 Arne T. Alsin
                                 Trustee, Chairman, President and
                                 Principal Executive Officer
                                 Turnaround Investment Trust

Date: July 27, 2005





By:  (Signature and Title)       /s/ Glenn D. Surowiec
                                 ______________________________________
                                 Glenn D. Surowiec
                                 Treasurer and Principal Financial Officer
                                 Turnaround Investment Trust

Date: July 27, 2005